STATEMENT OF CASH FLOWS - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
CASH FLOW FROM OPERATING ACTIVITIES
Net income (loss) for the year	R$ (2,858,626)		R$ 1,040,689		R$ (663,678)
Adjustments to reconciliate net (loss) income for the year with net cash (used in) generated by operating activities:
Depreciation and amortization	2,591,854		2,791,523		2,718,856
Interest and exchange variation on short-term investments	(537,289)		(264,764)		(103,310)
Earnings (loss) from swap and forward derivative contracts	992,813		(441,554)		(1,090,299)
Provision for tax, civil and labor risks	409,260		(56,177)		347,563
Monetary adjustment of provision for tax, civil and labor risks	(35,508)		(15,246)		(11,242)
Monetary adjustment of provision for tax, civil and labor risks	79,280		25,731		37,966
Income tax and social contribution	119,568		(1,047,986)		274,744
Income from sale and write-off of property, plant and equipment, lease and non-current assets held for sale	55,701		231,965		35,555
Interest and exchange rate variation on leases	200,246		210,669		62,250
Interest and exchange rate variation on borrowings, financing and debentures, net of acquisition costs	368,314		913,619		2,003,147
Inflation adjustment and exchange rate variation on other assets and liabilities	2,757		2,198		(71,974)
Impairment	348,734		3,017		155,463
Provision for stock option plans	258,475		275,632		(44,142)
Provision for losses with trade accounts receivables, net of reversals	605,995		837,822		640,676
Provision for inventory losses, net of reversals	305,705		407,207		341,799
Reversal for the provision for carbon credits	(17,948)		(13,618)		46,583
Effect from hyperinflationary economy	349,859		165,826		55,277
Other adjustments to reconcile net (loss) profit	12,510		(70)		(114,286)
Cash flows from (used in) operations before changes in working capital	3,251,700		5,066,483		4,620,948
DECREASE (INCREASE) IN ASSETS
Trade accounts receivable and related parties	(686,691)		(645,157)		(1,308,030)
Inventories	485,787		(1,117,671)		(1,444,671)
Recoverable taxes	106,221		(315,458)		(770,102)
Other assets	223,508		(1,223,245)		152,811
Subtotal	128,825		(3,301,531)		(3,369,992)
(DECREASE) INCREASE IN LIABILITIES
Domestic and foreign trade accounts payable and related parties	39,730		467,538		1,004,231
Payroll, profit sharing and social charges, net	(19,783)		(42,274)		749,609
Tax liabilities	46,730		(13,232)		382,695
Other liabilities	(370,854)		(165,386)		(93,252)
Subtotal	(304,176)		246,646		2,043,283
CASH (USED IN) GENERATED BY OPERATING ACTIVITIES	3,076,349		2,011,598		3,294,239
OTHER CASH FLOWS FROM OPERATING ACTIVITIES
Payment of income tax and social contribution	(580,163)		(976,542)		(331,450)
Release of judicial deposits net of withdrawals	40,054		(3,893)		66,192
Payments related to tax, civil and labor lawsuits	(261,731)		(132,784)		(221,429)
(Payments) proceeds due to settlement of derivative transactions	(594,225)		(9,040)		(38,835)
Payment of interest on lease	(199,769)		(219,574)		(225,420)
Payment of interest on borrowings, financing and debentures	(808,976)		(783,935)		(1,257,665)
NET CASH (USED IN) GENERATED BY OPERATING ACTIVITIES	671,539		(114,170)		1,285,632
CASH FLOW FROM INVESTING ACTIVITIES
Cash from acquisition of subsidiary					2,661,878
Additions of property, plant and equipment and intangible	(1,102,820)		(1,479,227)		(674,211)
Proceeds from sale of property, plant and equipment, intangible and non-current assets held for sale	14,794		114,473		104,204
Short-term investments	(12,763,990)		(11,739,911)		(10,371,483)
Redemption of short-term investments	12,927,831		12,325,210		9,008,931
Redemption of interest on short-term investments	152,398		127,416		52,667
Investments in subsidiaries					(102,898)
NET CASH GENERATED BY (USED IN) INVESTING ACTIVITIES	(771,787)		(652,039)		679,088
CASH FLOW FROM FINANCING ACTIVITIES
Repayment of lease - principal	(953,048)		(1,077,611)		(843,338)
Repayment of borrowings, financing and debentures – principal	(6,826,628)	[1]	(7,989,607)	[2]	(8,483,892)
New borrowings, financing, and debentures	8,557,507	[3]	6,425,565	[2],[4]	1,354,765
Acquisition of treasury shares, net of receipt of option strike price	(120,300)		(174,113)		51,145
(Payment) receipt of funds due to settlement of derivative transactions	118,707		1,570,584		211,722
Payment of dividends and interest on equity for the previous year	(180,512)				(133,937)
Acquired company's liability incurred by acquiror					(370,791)
Capital Increase	2,741				7,436,684
NET CASH (USED IN) GENERATED BY FINANCING ACTIVITIES	598,467		(1,245,182)		(777,642)
Effect of exchange rate variation on cash and cash equivalents	(309,763)		196,976		121,012
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	188,456		(1,814,415)		1,308,090
Opening balance of cash and cash equivalents	4,007,257		5,821,672		4,513,582
Closing balance of cash and cash equivalents	4,195,713		4,007,257		5,821,672
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	R$ 188,456		R$ (1,814,415)		R$ 1,308,090

[1]	The amortizations made in the year ended December 31, 2022 refer mainly to the: (i) early redemption of debt securities of the subsidiary Avon ("Notes"), (ii) the early redemption of the 9th and 10th series of debentures issued by the subsidiary Natura Cosméticos (iii) the early redemption of the credit line in the amount of £70 million from the indirect subsidiary The Body Shop and (iv) the refinancing of the credit line under Resolution 4131/62 of the subsidiary Natura Cosméticos.
[2]	The repayment made during the year ended December 31, 2021 mainly refer to the early redemption of the subsidiary Natura Cosméticos's Notes in the amount of USD 750 million (corresponding to roughly R$4.0 billion, carried out in May 2021 (see note 19.1.ii)) and to the settlements of the 2nd series of the 7th issue of debentures in the amount of R$1,827 million and of the 2nd series of the 9th issue of debentures in the amount of R$308 million, both carried out in September 2021. In addition, on April 15, 2021, the Company and its subsidiary Natura Cosméticos redeemed the total principal amount due under their respective promissory notes, equivalent to R$500 million of the Company and R$250 million of the subsidiary Natura Cosméticos;
[3]	New borrowing and financing during the year ended December 31, 2022 refer basically to: (i) utilization of a revolving credit facility in the principal amount of up to US$ 625 million by the subsidiary Natura &Co Luxemburgo; (ii) issue of debt securities by the subsidiary Natura &Co Luxembourg maturing on April 19, 2029 in the principal amount of US$600 million (approximately R$2,809 million), subject to interest of 6.00% per year, which are guaranteed by Natura &Co Holding and by the subsidiary Natura Cosméticos, (iii) issue of the 11th series of debentures in the amount of R$826 million, maturing in 2025 and issue of the 12th series of debentures in the amount of R$1,050 million, maturing between 2025 and 2032 by the subsidiary Natura Cosméticos (iv) issue of commercial notes by the subsidiary Natura Cosméticos in the amount of R$500 million due in 2025 and (v) new credit line in the total principal amount of US$250 million by the subsidiary Natura &Co Luxemburgo.
[4]	New borrowing and financing raised within the year ended December 31, 2021 basically refer to the offer carried out by the subsidiary Natura Cosméticos of the notes linked to the sustainability goals in the amount of USD 1 billion, approximately R$5.6 billion (see note 19.1.iii) and the new credit facility in the amount of one hundred million pounds (£100 million), approximately R$742 million, obtained by subsidiary The Body Shop (see note 19.1.ii));